STOCK-BASED COMPENSATION - Schedule of Stock Options Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Beginning balance (in shares)	5,832,519	6,207,149	7,607,366	4,331,494
Granted (in shares)	237,500	1,307,713	1,172,294	4,342,214
Exercised (in shares)		(351,462)	(52,435)	(105,867)
Forfeited (in shares)	(164,235)	(1,330,881)	(2,520,076)	(960,475)
Ending balance (in shares)	5,905,784	5,832,519	6,207,149	7,607,366	4,331,494
Vested and expected to vest as of December 31, 2021 (in shares)	5,905,784	5,832,519
Exercisable as of December 31, 2021 (in shares)	4,282,866	3,872,121
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 3.30	$ 3.13	$ 2.94	$ 2.43
Granted (in dollars per share)	10.00	4.93	3.16	3.37
Exercised (in dollars per share)		2.14	1.07	1.23
Ending balance (in dollars per share)	3.56	3.30	$ 3.13	$ 2.94	$ 2.43
Vested and expected to vest as of December 31, 2021 (in dollars per share)	3.56	3.30
Exercisable as of December 31, 2021 (in dollars per share)	$ 3.00	$ 1.35
Weighted Average Remaining Contractual Life
Options outstanding, weighted average remaining contractual life	5 years 6 months 21 days	5 years 7 months 13 days	7 years 3 months 18 days	8 years 2 months 1 day	7 years 7 months 2 days
Options vested and expected to vest, outstanding, weighted average remaining contractual life	5 years 6 months 21 days	5 years 7 months 13 days
Options exercisable, weighted average remaining contractual life	4 years 5 months 23 days	4 years 7 months 17 days